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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [  ]                   Amendment No.: _______________
      This Amendment (Check only one):          [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            K Capital Partners, LLC
Address:         75 Park Plaza
                 Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Financial Officer
Phone: 617-646-7728

Signature, place and date of signing:

    /s/Robert T. Needham       , Boston, Massachusetts, February 11, 2005
-------------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:       $ 444,578 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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


                                                       Value     Shrs or  Sh/ Put/  Investment    Other      Voting Authority
   Name of Issuer         Title of Class    CUSIP     (x$1000)   Prn Amt  Prn Call  Discretion   Managers  Sole  Shared  Other
   -------------          --------------  ---------   --------   -------  --------  -----------  --------  ----  ------  -----

----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Conseco                  Common Stock     2084648839    64,845   3,250,400 SH       Sole                     3,250,400
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Nextel Communications
Inc-A                    Common Stock     65332V1035    45,810   1,527,000 SH       Sole                     1,527,000
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Northeast Utilities      Common Stock     6643971061    18,965   1,006,100 SH       Sole                     1,006,100
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Officemax                Common Stock     67622P1012   126,643   4,035,800 SH       Sole                     4,035,800
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Pioneer Natural
Resources                Common Stock     7237871071    10,035     285,900 SH       Sole                       285,900
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Sovereign Bancorp        Common Stock     8459051087   131,099   5,813,700 SH       Sole                     5,813,700
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Symantec                 Common Stock     8715031089    17,581     682,500 SH       Sole                       682,500
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Triton PCS Holdings
Inc. Cl A                Common Stock     89677M1062    10,442   3,053,100 SH       Sole                     3,053,100
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Veritas                  Common Stock     9234361098    17,333     607,098 SH CAL   Sole                       607,098
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
Mandalay Resort
Jan 06 65C               Options-Calls    562567907      1,638       2,500 SH CAL   Sole                         2,500
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------
JP Morgan Chase & Co
Jan 05 30P               Options-Puts     46625H0MF        188      75,000 SH PUT   Sole                        75,000
----------------------   --------------   ----------  --------   -----------------  -----------  --------  -------------------